Long-term Investments, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
LONG-TERM INVESTMENTS, NET [Abstract]
Equity investments	$ 3,493	$ 4,630
Total	$ 3,493	$ 4,630